Capital Structure and Financial Risk and Related Items (Tables)	12 Months Ended
Dec. 31, 2021
Capital Structure and Financial Risk and Related Items
Summary of the Company's share activity

Ordinary
shares (a)
No. ‘000
January 1, 2019 and December 31, 2019 (b)	95,074
Exercise of deferred shares and warrants for cash	1,414
December 31, 2020	96,488
Exercise of warrants for cash	1,777
December 31, 2021 (c)	98,265
(a)	See Notes 1.3, 1.4 and 3.5.
(b)	There were no changes in the outstanding ordinary shares during the year ended December 31, 2019.
(c)	See Notes 3.3 and 6.3 regarding equity awards exercised subsequent to December 31, 2021.

Foreign Currency
Capital Structure and Financial Risk and Related Items
Summary of impact on the Group's statement of profit or loss of possible changes in the USD and Euro exchange rates against the Group's functional currencies, USD, DKK and Euro

Possible
Currency	change	2021	2020	2019
		USD ‘000	USD ‘000	USD ‘000
USD	+/-10%	+2,616/-2,616	+2,747/-2,747	+2,853/-2,853
EUR	+/-2%	+885/-885	+897/-897	+934/-934